TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Financing Leaseback) (Details) - Kibbutz Sdot-Yam [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
2019	$ 650
2020	689
2021	731
2022	6,237
Total long-term loans	$ 8,307